Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 23, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 23, 2016
Document Effective Date	Mar. 23, 2016
Prospectus Date	Apr. 01, 2016
Aasgard Dividend Growth Small & Mid-Cap Fund | No Load Class
Prospectus:
Trading Symbol	AADGX